Corporate information	9 Months Ended
Sep. 30, 2020
Corporate Information [Abstract]
Corporate information	Corporate information Sequans Communications S.A. (“Sequans”) is organized as a limited liability company (“société anonyme”) incorporated and domiciled in the French Republic, with its principal place of business at 15-55 boulevard Charles de Gaulle, 92700 Colombes, France. Sequans, together with its subsidiaries (the “Company”), is a fabless designer, developer and provider of semiconductor chips and modules for IoT devices. The Company’s solutions incorporate baseband processor and radio frequency transceiver integrated circuits along with proprietary signal processing techniques, algorithms and software stacks.